ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Schedule of accounts payable and accrued liabilities
	December 31, 2023	December 31, 2022
Trade payables	$15,184	$90,195
Accrued liabilities	61,362	85,968
Accounts payable and accrued liabilities	$76,546	$176,163

During the year ended December 31, 2023 the Company settled accounts payable and recorded a gain of $53,371 (December 31, 2022 and 2021 - $nil).